Statements of Operations (Unaudited) - JPY (¥) ¥ in Thousands		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues:
Total revenues		¥ 367,390	¥ 252,581	¥ 278,481
Cost of revenues and operating expenses:
Selling, general and administrative expenses		2,806,510	434,629	464,804
Total cost of revenues and operating expenses		2,960,935	542,628	594,488
Operating loss		(2,593,545)	(290,047)	(316,007)
Other income (expense):
Interest expense, net		(632)	(15,532)	(299)
Foreign exchange gain (loss)		776	(10,981)	(1,703)
Other non-operating income		358	332	192
Total other income (expense)		502	(26,181)	(1,810)
Net loss before tax		(2,593,043)	(316,228)	(317,817)
Income tax benefit (expense)
Net loss		¥ (2,593,043)	¥ (316,228)	¥ (317,817)
Net loss per share attributable to shareholders of the Company
Basic		¥ (1,046.43)	¥ (401.21)	¥ (1,340.22)
Diluted		¥ (1,046.43)	¥ (401.21)	¥ (1,340.22)
Weighted average stocks outstanding*
Basic	[1]	2,477,981	788,180	237,138
Diluted	[1]	2,477,981	788,180	237,138
Product [Member]
Revenues:
Total revenues		¥ 225,999	¥ 179,118	¥ 157,894
Cost of revenues and operating expenses:
Cost of revenue		134,230	94,962	119,062
Product Related Parties [Member]
Revenues:
Total revenues		74,914	22,916
SaaS Maintenance and Others [Member]
Revenues:
Total revenues		56,652	42,416	47,412
Cost of revenues and operating expenses:
Cost of revenue		20,195	13,037	10,622
SaaS Maintenance and Others Related Parties [Member]
Revenues:
Total revenues		¥ 9,825	¥ 8,131	¥ 73,175

[1]	Giving retroactive effect to the 1 for 60 sub-division effected on October 24, 2024 and the 30 for 1 reverse share split effected on January 26, 2026.